Additional Information Regarding Profit or Loss Items (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Additional Information Regarding Profit or Loss Items [Line Items]
Number of operating segment (in Segment) | Segment	1
Share-based compensation	$ 59	$ 137	$ 421
Research and development expenses [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Share-based compensation	48	160	541
Selling and marketing expenses [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Share-based compensation	114	284	2,467
General and administrative expenses [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Share-based compensation	$ 318	$ 279	$ 807